PROPERTY AND EQUIPMENT (Details). - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 218,174	$ 196,854
Less: accumulated depreciation and amortization	(126,692)	(110,253)
Total property and equipment, net	91,482	86,601
Capitalized internal software costs				$ 10,100
Computer equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	23,172	21,389
Capitalized software (including internally developed software)
PROPERTY AND EQUIPMENT
Property and equipment, gross	108,614	97,561
Total property and equipment, net	38,100	34,100
Capitalized internal software costs	11,700	10,100	$ 9,300
Land, buildings and leasehold improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	50,978	50,685
Furniture and other equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	16,681	16,638
Projects in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 18,729	$ 10,581